Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
16. Income Taxes

Navigator Holdings Ltd and its vessel owning subsidiaries are incorporated in the Marshall Islands and under the laws of the Marshall Islands are not subject to tax on income or capital gains and no Marshall Islands withholding tax will be imposed on dividends paid by the Company to its stockholders. However, a number of the Company’s subsidiaries in the U.S, U.K., Poland, Denmark and Singapore, as well as the Maltese VIE (please read "Note 8. Variable Interest Entities " to our consolidated financial statements) are subject to local taxes.

	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
	(in thousands)
Income/(loss) before income taxes and share of results of equity method investments	$(38,394)	$35,033	$70,590
Tax expense at statutory rate	—	—	—
Total statutory tax charge	—	—	—
Tax charge in U.S. subsidiaries	855	5,052	3,200
Tax charge in U.K. subsidiaries	566	386	803
Tax charge in Polish subsidiary	345	171	(18)
Tax charge in Singapore subsidiary	47	—	6
Tax charge in Danish subsidiary	74	167	234
Tax charge in Maltese VIE ( See Note 8)	82	99	87
Withholding taxes	—	74	13
Total tax charge	$1,969	$5,949	$4,325
Breakdown of current/deferred tax expense
Current tax expense	$1,264	$2,107	$1,951
Deferred tax expense	705	3,842	2,374
Total corporate income tax	$1,969	$5,949	$4,325

The total of all deferred tax liabilities on our balance sheet as of December 31, 2023 is $7.0 million (December 31, 2022: $4.3 million). The deferred tax asset of $13.7 million includes $13.5 million related to carry forwards losses associated with our Export Terminal Joint Venture which can be utilized against 80% of our future profits in any one year from the terminal operations. The U.S. losses relate to federal tax losses which can be carried forward indefinitely.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2023, and December 31, 2022, respectively are in the following table.

	December 31, 2022	December 31, 2023
	(in thousands)
Deferred tax asset
Net operating losses carry forwards	$17,029	$13,522
Other temporary differences	116	205
Total deferred tax assets	17,145	13,727
Less valuation allowance	—	—
Deferred tax asset, net of valuation allowance	$17,145	$13,727
Deferred tax liabilities
Investment in joint venture	$21,122	$20,002
Other temporary differences	273	741
Total deferred tax liabilities	21,395	20,743
Net deferred tax asset/(liability)	$(4,250)	$(7,016)

The net deferred tax asset/(liability) relates to deferred tax assets and liabilities in different jurisdictions.